Revenue and Expenses - Estimated Payment Schedule, Headcount Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee
Disclosure of finance lease and operating lease by lessee [Line Items]
Purchase and other contractual obligations	€ 58
Operating lease obligations, at present value		€ 5
Percentage of female employees	40.00%	39.00%
Operating segments
Disclosure of finance lease and operating lease by lessee [Line Items]
Number of employees with disabilities | employee	2,700	2,572
Operating segments | Telefónica Spain
Disclosure of finance lease and operating lease by lessee [Line Items]
Number of employees with disabilities | employee	487	462
Telefonica Spain and Germany
Disclosure of finance lease and operating lease by lessee [Line Items]
Purchase commitment amount	€ 1,033